ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS	6 Months Ended
Jun. 30, 2025
Disclosure Of Assets Pledged As Security [Abstract]
ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS	26. ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL
ACCEPTED AS SECURITY FOR ASSETS
Securitisations and covered bonds
As described in Note 14, to the Consolidated Financial Statements in the 2024 Annual Report, Santander UK plc and certain of its subsidiaries issue securitisations and covered bonds through or involving structured entities. At 30 June 2025, there were £36,885m (2024: £33,905m) of gross assets in these secured programmes and £757m (2024: £1,184m) of these related to internally retained issuances that were available for use as collateral for liquidity purposes in the future.
At 30 June 2025, £2,889m (2024: £3,003m) of notes issued under securitisation and covered bond programmes had been retained internally, a proportion of which had been used as collateral via third party bilateral secured funding transactions, which totalled £1,500m at 30 June 2025 (2024: £1,500m), or for use as
collateral for liquidity purposes in the future.